Credit risk - Reconciliation to Net Carrying Amounts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
At 1 January	£ 846,753
Exchange and other adjustments	73	£ 53	£ (85)
Other changes in credit quality	132	(232)
Charge (credit) to the income statement	431	303	1,522
At 31 December	870,816	846,753
Total loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	449,745
At 31 December	£ 459,857	£ 449,745
Drawn ECL coverage (%)	0.70%	0.80%
Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 384,394
At 31 December	£ 404,624	£ 384,394
Drawn ECL coverage (%)	0.20%	0.20%
Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 51,700
At 31 December	£ 43,605	£ 51,700
Drawn ECL coverage (%)	2.60%	2.80%
Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 6,010
At 31 December	£ 5,608	£ 6,010
Drawn ECL coverage (%)	16.50%	15.90%
Total loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	£ 7,641
At 31 December	£ 6,020	£ 7,641
Drawn ECL coverage (%)	3.00%	2.70%
Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	£ 306,215
At 31 December	£ 312,280	£ 306,215
Drawn ECL coverage (%)	0.30%	0.40%
Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 256,435
At 31 December	£ 269,707	£ 256,435
Drawn ECL coverage (%)	0.00%	0.10%
Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 38,159
At 31 December	£ 32,722	£ 38,159
Drawn ECL coverage (%)	0.80%	1.00%
Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 3,980
At 31 December	£ 3,831	£ 3,980
Drawn ECL coverage (%)	8.00%	8.20%
Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	£ 7,641
At 31 December	£ 6,020	£ 7,641
Drawn ECL coverage (%)	3.00%	2.70%
Retail – credit cards
Disclosure of financial assets [line items]
At 1 January	£ 15,118
At 31 December	£ 15,661	£ 15,118
Drawn ECL coverage (%)	3.60%	4.40%
Retail – credit cards | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 12,457
At 31 December	£ 13,385	£ 12,457
Drawn ECL coverage (%)	1.10%	1.30%
Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 2,507
At 31 December	£ 2,144	£ 2,507
Drawn ECL coverage (%)	12.20%	13.80%
Retail – credit cards | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 154
At 31 December	£ 132	£ 154
Drawn ECL coverage (%)	50.20%	45.80%
Commercial Banking
Disclosure of financial assets [line items]
At 1 January	£ 88,607
At 31 December	£ 87,602	£ 88,607
Drawn ECL coverage (%)	1.00%	1.10%
Commercial Banking | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 79,342
At 31 December	£ 81,272	£ 79,342
Drawn ECL coverage (%)	0.30%	0.30%
Commercial Banking | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 7,615
At 31 December	£ 4,904	£ 7,615
Drawn ECL coverage (%)	5.10%	4.70%
Commercial Banking | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 1,650
At 31 December	£ 1,426	£ 1,650
Drawn ECL coverage (%)	22.50%	20.20%
Gross carrying amount | Total loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	£ 453,462	£ 459,417
Exchange and other adjustments	(995)	1,818
Impact of transfers between stages	0	0
Additions and repayments	13,867	(1,216)
Disposals and derecognition	(2,257)	(5,442)
Advances written off	(1,229)	(1,231)
Recoveries of amounts previously written off	200	116
At 31 December	463,048	453,462	459,417
Gross carrying amount | Total loans and advances to customers | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Total loans and advances to customers | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Total loans and advances to customers | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	385,294	380,991
Exchange and other adjustments	(910)	1,830
Impact of transfers between stages	(836)	(235)
Additions and repayments	22,529	6,393
Disposals and derecognition	(717)	(3,685)
At 31 December	405,360	385,294	380,991
Gross carrying amount | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	25,658	18,991
Gross carrying amount | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(25,390)	(18,010)
Gross carrying amount | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,104)	(1,216)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	53,167	61,164
Exchange and other adjustments	(23)	(24)
Impact of transfers between stages	(1,759)	(2,868)
Additions and repayments	(6,140)	(4,213)
Disposals and derecognition	(480)	(892)
At 31 December	44,765	53,167	61,164
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(25,607)	(18,953)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	25,967	18,592
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(2,119)	(2,507)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	7,147	7,640
Exchange and other adjustments	(74)	(6)
Impact of transfers between stages	2,595	3,103
Additions and repayments	(1,612)	(2,353)
Disposals and derecognition	(366)	(122)
Advances written off	(1,174)	(1,231)
Recoveries of amounts previously written off	200	116
At 31 December	6,716	7,147	7,640
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(51)	(38)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(577)	(582)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	3,223	3,723
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	7,854	9,622
Exchange and other adjustments	12	18
Additions and repayments	(910)	(1,043)
Disposals and derecognition	(694)	(743)
Advances written off	(55)	0
Recoveries of amounts previously written off	0	0
At 31 December	6,207	7,854	9,622
Gross carrying amount | Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	307,320	312,338
Exchange and other adjustments	12	18
Impact of transfers between stages	0	0
Additions and repayments	7,892	(2,349)
Disposals and derecognition	(1,976)	(2,586)
Advances written off	(125)	(108)
Recoveries of amounts previously written off	5	7
At 31 December	313,128	307,320	312,338
Gross carrying amount | Retail – UK mortgages | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – UK mortgages | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – UK mortgages | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	256,596	257,517
Exchange and other adjustments	0	0
Impact of transfers between stages	(243)	(921)
Additions and repayments	13,901	1,202
Disposals and derecognition	(494)	(1,202)
At 31 December	269,760	256,596	257,517
Gross carrying amount | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	21,133	12,202
Gross carrying amount | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(21,077)	(12,673)
Gross carrying amount | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(299)	(450)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	38,533	41,783
Exchange and other adjustments	0	0
Impact of transfers between stages	(973)	(748)
Additions and repayments	(4,143)	(1,955)
Disposals and derecognition	(422)	(547)
At 31 December	32,995	38,533	41,783
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(21,105)	(12,195)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	21,473	13,103
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,341)	(1,656)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	4,337	3,416
Exchange and other adjustments	0	0
Impact of transfers between stages	1,216	1,669
Additions and repayments	(956)	(553)
Disposals and derecognition	(366)	(94)
Advances written off	(70)	(108)
Recoveries of amounts previously written off	5	7
At 31 December	4,166	4,337	3,416
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(28)	(7)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(396)	(430)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	1,640	2,106
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	7,854	9,622
Exchange and other adjustments	12	18
Additions and repayments	(910)	(1,043)
Disposals and derecognition	(694)	(743)
Advances written off	(55)	0
Recoveries of amounts previously written off	0	0
At 31 December	6,207	7,854	9,622
Gross carrying amount | Retail – credit cards
Disclosure of financial assets [line items]
At 1 January	15,817	14,992
Exchange and other adjustments	0	0
Impact of transfers between stages	0	0
Additions and repayments	811	1,214
Advances written off	(506)	(449)
Recoveries of amounts previously written off	118	60
At 31 December	16,240	15,817	14,992
Gross carrying amount | Retail – credit cards | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – credit cards | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – credit cards | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	12,625	11,416
Exchange and other adjustments	0	0
Impact of transfers between stages	336	395
Additions and repayments	573	814
At 31 December	13,534	12,625	11,416
Gross carrying amount | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	1,162	1,311
Gross carrying amount | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(642)	(744)
Gross carrying amount | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(184)	(172)
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	2,908	3,287
Exchange and other adjustments	0	0
Impact of transfers between stages	(720)	(792)
Additions and repayments	253	413
At 31 December	2,441	2,908	3,287
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,162)	(1,308)
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	683	782
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(241)	(266)
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	284	289
Exchange and other adjustments	0	0
Impact of transfers between stages	384	397
Additions and repayments	(15)	(13)
Advances written off	(506)	(449)
Recoveries of amounts previously written off	118	60
At 31 December	265	284	289
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	(3)
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(41)	(38)
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	425	438
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	0
At 31 December	0	0
Gross carrying amount | Commercial Banking
Disclosure of financial assets [line items]
At 1 January	89,629	95,373
Exchange and other adjustments	(172)	(988)
Impact of transfers between stages	0	0
Additions and repayments	(813)	(4,504)
Advances written off	(163)	(256)
Recoveries of amounts previously written off	3	4
At 31 December	88,484	89,629	95,373
Gross carrying amount | Commercial Banking | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Commercial Banking | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Commercial Banking | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Commercial Banking | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	79,574	80,509
Exchange and other adjustments	(103)	(968)
Impact of transfers between stages	210	583
Additions and repayments	1,796	(550)
At 31 December	81,477	79,574	80,509
Gross carrying amount | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	2,361	4,026
Gross carrying amount | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,850)	(3,074)
Gross carrying amount | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(301)	(369)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	7,987	11,493
Exchange and other adjustments	(5)	(14)
Impact of transfers between stages	(654)	(1,195)
Additions and repayments	(2,160)	(2,297)
At 31 December	5,168	7,987	11,493
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(2,347)	(4,011)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	1,951	3,143
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(258)	(327)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	2,068	3,371
Exchange and other adjustments	(64)	(6)
Impact of transfers between stages	444	612
Additions and repayments	(449)	(1,657)
Advances written off	(163)	(256)
Recoveries of amounts previously written off	3	4
At 31 December	1,839	2,068	3,371
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(14)	(15)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(101)	(69)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	559	696
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	0
At 31 December	0	0
Allowance for expected credit losses
Disclosure of financial assets [line items]
At 1 January	(4,084)
At 31 December	(3,481)	(4,084)
Allowance for expected credit losses | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,091)
At 31 December	(889)	(1,091)
Allowance for expected credit losses | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,629)
At 31 December	(1,286)	(1,629)
Allowance for expected credit losses | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(1,151)
At 31 December	(1,119)	(1,151)
Allowance for expected credit losses | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(213)
At 31 December	(187)	(213)
Allowance for expected credit losses | Total loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	(3,717)	(4,518)
Exchange and other adjustments	(56)	(164)
Impact of transfers between stages	(350)	(454)
Other changes in credit quality	579	814
Additions and repayments	422	947
Charge (credit) to the income statement	507	321
Disposals and derecognition	60	171
Advances written off	1,229	1,231
Recoveries of amounts previously written off	(200)	(116)
At 31 December	(3,191)	(3,717)	(4,518)
Allowance for expected credit losses | Total loans and advances to customers | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(24)	60
Allowance for expected credit losses | Total loans and advances to customers | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Total loans and advances to customers | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Total loans and advances to customers | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Total loans and advances to customers | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(350)	(454)
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(900)	(700)
Exchange and other adjustments	12	7
Impact of transfers between stages	(33)	(75)
Other changes in credit quality	(130)	105
Additions and repayments	50	(81)
Charge (credit) to the income statement	(147)	261
Disposals and derecognition	5	54
At 31 December	(736)	(900)	(700)
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(20)	96
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(413)	(401)
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	66	53
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	21	13
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	293	260
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,467)	(1,808)
Exchange and other adjustments	6	1
Impact of transfers between stages	116	93
Other changes in credit quality	(66)	(103)
Additions and repayments	107	85
Charge (credit) to the income statement	(289)	(281)
Disposals and derecognition	12	59
At 31 December	(1,160)	(1,467)	(1,808)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	2	(33)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	404	393
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(126)	(121)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	178	223
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(340)	(402)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(1,137)	(1,757)
Exchange and other adjustments	(21)	(105)
Impact of transfers between stages	(433)	(472)
Other changes in credit quality	709	804
Additions and repayments	193	862
Charge (credit) to the income statement	949	414
Disposals and derecognition	25	24
Advances written off	1,174	1,231
Recoveries of amounts previously written off	(200)	(116)
At 31 December	(1,108)	(1,137)	(1,757)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	15	(1)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	9	8
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	60	68
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(199)	(236)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(303)	(312)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(213)	(253)
Exchange and other adjustments	(53)	(67)
Other changes in credit quality	66	8
Additions and repayments	72	81
Charge (credit) to the income statement	(6)	(73)
Disposals and derecognition	18	34
Advances written off	55	0
Recoveries of amounts previously written off	0	0
At 31 December	(187)	(213)	(253)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | POCI £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(21)	(2)
Allowance for expected credit losses | Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	(1,105)	(1,207)
Exchange and other adjustments	(104)	(120)
Impact of transfers between stages	(48)	(156)
Other changes in credit quality	(21)	(39)
Additions and repayments	215	178
Charge (credit) to the income statement	(188)	(61)
Disposals and derecognition	53	60
Advances written off	125	108
Recoveries of amounts previously written off	(5)	(7)
At 31 December	(848)	(1,105)	(1,207)
Allowance for expected credit losses | Retail – UK mortgages | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	7	74
Allowance for expected credit losses | Retail – UK mortgages | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – UK mortgages | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – UK mortgages | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – UK mortgages | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(48)	(156)
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(161)	(91)
Exchange and other adjustments	(1)	0
Impact of transfers between stages	(2)	(9)
Other changes in credit quality	(94)	43
Additions and repayments	16	(19)
Charge (credit) to the income statement	(108)	71
Disposals and derecognition	1	1
At 31 December	(53)	(161)	(91)
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	1	91
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(135)	(66)
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	11	7
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	122	50
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(374)	(552)
Exchange and other adjustments	0	0
Impact of transfers between stages	25	7
Other changes in credit quality	(19)	(104)
Additions and repayments	48	49
Charge (credit) to the income statement	(92)	(160)
Disposals and derecognition	9	18
At 31 December	(273)	(374)	(552)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	9	(12)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	132	65
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(32)	(33)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	39	66
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(114)	(91)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(357)	(311)
Exchange and other adjustments	(50)	(53)
Impact of transfers between stages	(71)	(154)
Other changes in credit quality	26	14
Additions and repayments	79	67
Charge (credit) to the income statement	18	101
Disposals and derecognition	25	7
Advances written off	70	108
Recoveries of amounts previously written off	(5)	(7)
At 31 December	(335)	(357)	(311)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	18	(3)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	3	1
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	21	26
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(39)	(66)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(56)	(115)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(213)	(253)
Exchange and other adjustments	(53)	(67)
Other changes in credit quality	66	8
Additions and repayments	72	81
Charge (credit) to the income statement	(6)	(73)
Disposals and derecognition	18	34
Advances written off	55	0
Recoveries of amounts previously written off	0	0
At 31 December	(187)	(213)	(253)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | POCI £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(21)	(2)
Allowance for expected credit losses | Retail – credit cards
Disclosure of financial assets [line items]
At 1 January	(699)	(666)
Exchange and other adjustments	18	16
Impact of transfers between stages	(97)	(125)
Other changes in credit quality	231	322
Additions and repayments	42	9
Charge (credit) to the income statement	286	438
Advances written off	506	449
Recoveries of amounts previously written off	(118)	(60)
At 31 December	(579)	(699)	(666)
Allowance for expected credit losses | Retail – credit cards | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality		(18)
Allowance for expected credit losses | Retail – credit cards | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – credit cards | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – credit cards | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – credit cards | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(97)	(125)
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(168)	(120)
Exchange and other adjustments	0	0
Impact of transfers between stages	(39)	(47)
Other changes in credit quality	(31)	15
Additions and repayments	27	14
Charge (credit) to the income statement	(19)	48
At 31 December	(149)	(168)	(120)
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality		2
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(128)	(142)
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	13	11
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	5	4
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	71	80
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(401)	(433)
Exchange and other adjustments	0	0
Impact of transfers between stages	78	57
Other changes in credit quality	(22)	9
Additions and repayments	4	(16)
Charge (credit) to the income statement	(104)	(32)
At 31 December	(297)	(401)	(433)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality		(20)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	128	141
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(31)	(28)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	65	69
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(84)	(125)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(130)	(113)
Exchange and other adjustments	18	16
Impact of transfers between stages	(136)	(135)
Other changes in credit quality	284	298
Additions and repayments	11	11
Charge (credit) to the income statement	409	422
Advances written off	506	449
Recoveries of amounts previously written off	(118)	(60)
At 31 December	(133)	(130)	(113)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality		0
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	1
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	18	17
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(70)	(73)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(84)	(80)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	0
At 31 December	0	0
Allowance for expected credit losses | Commercial Banking
Disclosure of financial assets [line items]
At 1 January	(1,022)	(1,698)
Exchange and other adjustments	17	(77)
Impact of transfers between stages	(69)	(73)
Other changes in credit quality	121	256
Additions and repayments	153	830
Charge (credit) to the income statement	37	(501)
Advances written off	163	256
Recoveries of amounts previously written off	(3)	(4)
At 31 December	(882)	(1,022)	(1,698)
Allowance for expected credit losses | Commercial Banking | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(25)
Allowance for expected credit losses | Commercial Banking | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Commercial Banking | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Commercial Banking | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Commercial Banking | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(69)	(73)
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(232)	(214)
Exchange and other adjustments	13	6
Impact of transfers between stages	(7)	(6)
Other changes in credit quality	(11)	17
Additions and repayments	10	(1)
Charge (credit) to the income statement	(14)	24
At 31 December	(205)	(232)	(214)
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(17)
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(86)	(101)
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	12	16
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	4	3
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	63	76
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(372)	(414)
Exchange and other adjustments	5	0
Impact of transfers between stages	21	(9)
Other changes in credit quality	(20)	9
Additions and repayments	62	60
Charge (credit) to the income statement	(103)	(42)
At 31 December	(264)	(372)	(414)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(8)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	85	101
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(13)	(19)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	19	26
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(70)	(117)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(418)	(1,070)
Exchange and other adjustments	(1)	(83)
Impact of transfers between stages	(83)	(58)
Other changes in credit quality	152	230
Additions and repayments	81	771
Charge (credit) to the income statement	154	(483)
Advances written off	163	256
Recoveries of amounts previously written off	(3)	(4)
At 31 December	(413)	(418)	£ (1,070)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	0
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	1	0
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	1	3
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(23)	(29)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(62)	(32)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	0
At 31 December	£ 0	£ 0